Share-based compensation - Compensation expense for different awards (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based compensation
Stock-based compensation expense	¥ 20,339	¥ 28,245	¥ 30,673
Vesting of restricted shares
Share-based compensation
Stock-based compensation expense	0	0	6,607
RSUs
Share-based compensation
Stock-based compensation expense	10,499	17,878	20,130
Vesting of share options
Share-based compensation
Stock-based compensation expense	¥ 9,840	¥ 10,367	¥ 3,936